Note 21 - Contingent Liabilities	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
NOTE
21
 - CONTINGENT LIABILITIES

In the normal course of business, the Corporation and its subsidiary may
be involved in various legal actions, but in the opinion of management and legal counsel, the ultimate disposition of such matters is not
expected to have a material adverse effect on the consolidated financial statements.